Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 1,478,356	¥ 2,641,416
Debt instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	1,454,387	2,620,686
Equity instruments [member]
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	¥ 23,969	¥ 20,730